Operating leases Schedule Of Operating Leases Recognized In Profit And Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	$ (33,309)	$ (19,932)	$ (28,430)
Minimum operating lease payment receipts recognised as revenue	119,545	141,105	126,970
Bareboat charter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	(31,111)	(792)	0
Minimum operating lease payment receipts recognised as revenue	0	0	0
Time charter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	(62)	(16,921)	(25,849)
Minimum operating lease payment receipts recognised as revenue	118,705	140,227	126,091
Office rental
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payments recognised as expense	(2,136)	(2,219)	(2,581)
Minimum operating lease payment receipts recognised as revenue	$ 840	$ 878	$ 879